Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2018
Entity Registrant Name	dei_EntityRegistrantName	Aberdeen Standard Investments ETFs
Entity Central Index Key	dei_EntityCentralIndexKey	0001597934
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	BEF
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategy Change. On the Effective Date, the disclosure with respect to the Fund under “Principal Investment Strategies” on pages 21-22 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Index. The Fund is not an index tracking exchange traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index by investing in WTI Crude Oil Futures under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation on the cash balances arising from its use of futures contracts (thereby providing a “total return” investment in the underlying commodities).

Under normal market conditions, the Fund intends to invest in exchange-traded WTI Crude Oil Futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in oil-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Oil-Related Assets” and, together with exchange-traded WTI Crude Oil Futures contracts, “Oil Instruments”). The Fund may invest up to 25% of its total assets in the Subsidiary.

The remainder of the Fund’s assets that are not invested in the Subsidiary (i.e., at least 75% of the Fund’s total assets) will principally be invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. The Fund will exercise its discretion to use such instruments to most efficiently utilize the cash balances arising from the use of futures contracts and generate a total return for investors. Under normal circumstances the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in futures contracts and other securities in an amount that provides investment exposure to oil.

The Fund will not invest directly in Oil Futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Oil Futures contracts. The Subsidiary and the Fund have the same investment objective. However, the Subsidiary may invest without limitation in the Oil Instruments. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The Advisor and Sub-Advisor will use their discretion to determine the percentage of the Fund’s assets allocated to the Oil Instruments held by the Subsidiary that will be invested in exchange-traded Oil Futures contracts or Oil-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns. However, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Oil Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a sub-index of the Bloomberg Commodity IndexSM (“BCOM”). BCOM is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). BCOM and its various sub-indices have been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the prices of rolling positions in a basket of commodity futures with a maturity between one and three months.

At present, there are 27 commodity futures eligible for inclusion in BCOM but five of those commodities (cocoa, lead, platinum, tin, and low sulphur gas oil) are currently not included in BCOM. With the exception of certain metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contracts for Brent crude oil and low sulphur gas oil, each of the commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index only includes WTI Crude Oil. BCOM uses a consistent, systematic process to represent the commodity markets using both liquidity data and US dollar-weighted production data in determining the weightings of included commodities. Liquidity data is the relative amount of trading activity for a particular commodity and U.S. dollar-weighted production data takes the figures for production in the overall commodities market for all commodities in BCOM and weights them in BCOM in the same proportion in U.S. dollar terms.

The values of BCOM and the Index are computed on the basis of hypothetical investments in the basket of commodities of which they are comprised.

The values of BCOM and the Index are rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. On the Effective Date, the following risk factor will replace “Energy Sector Risk” under “Summary of Principal Risks of Investing in the Fund” on page 23 of the Prospectus:

Energy Sector Risk. Through its exposure to energy commodities, specifically crude oil, the Fund is subject to the risks of the energy sector and companies engaged in energy production and exploration. The energy sector and the price of energy commodity futures may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. In addition, companies in the energy sector and the price of energy commodity futures may be impacted by economic conditions, technological developments, competition from alternative energy sources, and potential civil liabilities, such as environmental damage claims.

●

Risks Specific to the Crude Oil Markets. The price of crude oil depends largely upon the supply and demand for oil. In particular, the demand for oil may be driven by governments or large institutions. Other factors that may significantly impact the price of crude oil include technological innovations related to extraction, refining and processing, storage costs, government regulation, social unrest or political upheaval in oil producing countries, and crude oil hedging activity by crude oil producers.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF (NYSE Arca: BEF)

(the “Fund”)

Supplement dated December 20, 2018 (the “Supplement”) to the Statutory Prospectus dated May 1, 2018, as supplemented to date (the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On December 13, 2018, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change in the name of the Fund to the Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF, and corresponding changes to the Fund’s principal investment strategies and investment objective, as set forth below, such changes to take effect on or about the close of business on February 28, 2019 (the “Effective Date”). The Fund’s ticker symbol will also change to AOIL in connection with the Fund’s name change; therefore all references to BEF in the Prospectus are hereby changed to AOIL on the Effective Date. Additionally, on the Effective Date, the number of shares per Creation Unit for the Fund will be decreased from 50,000 to 25,000. Therefore, on the Effective Date, any reference in the Prospectus to the size of the Fund’s Creation Unit is hereby changed from 50,000 to 25,000.

Fund Name Change. On the Effective Date, the name of the Fund will change as set forth in the table below:

Current Fund Name	New Fund Name
Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF

On the Effective Date, all references in the Prospectus to the Current Fund Name are replaced with the New Fund Name.

Investment Objective and Index Change. On the Effective Date, the Index which the Fund seeks to outperform will change as set forth in the table below:

Current Index	New Index
Bloomberg Energy Index 3 Month ForwardSM	Bloomberg WTI Crude Oil Subindex Total Return

As a result of the change in Index, on the Effective Date, the Fund’s investment objective will be revised to reflect the New Index as follows:

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total Return (the “Index”).

Additionally, on the Effective Date, all references in the Prospectus to the Current Index are replaced with the New Index.

Principal Investment Strategy Change. On the Effective Date, the disclosure with respect to the Fund under “Principal Investment Strategies” on pages 21-22 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Index. The Fund is not an index tracking exchange traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index by investing in WTI Crude Oil Futures under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation on the cash balances arising from its use of futures contracts (thereby providing a “total return” investment in the underlying commodities).

Under normal market conditions, the Fund intends to invest in exchange-traded WTI Crude Oil Futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in oil-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Oil-Related Assets” and, together with exchange-traded WTI Crude Oil Futures contracts, “Oil Instruments”). The Fund may invest up to 25% of its total assets in the Subsidiary.

The remainder of the Fund’s assets that are not invested in the Subsidiary (i.e., at least 75% of the Fund’s total assets) will principally be invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. The Fund will exercise its discretion to use such instruments to most efficiently utilize the cash balances arising from the use of futures contracts and generate a total return for investors. Under normal circumstances the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in futures contracts and other securities in an amount that provides investment exposure to oil.

The Fund will not invest directly in Oil Futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Oil Futures contracts. The Subsidiary and the Fund have the same investment objective. However, the Subsidiary may invest without limitation in the Oil Instruments. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The Advisor and Sub-Advisor will use their discretion to determine the percentage of the Fund’s assets allocated to the Oil Instruments held by the Subsidiary that will be invested in exchange-traded Oil Futures contracts or Oil-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns. However, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Oil Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a sub-index of the Bloomberg Commodity IndexSM (“BCOM”). BCOM is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). BCOM and its various sub-indices have been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the prices of rolling positions in a basket of commodity futures with a maturity between one and three months.

At present, there are 27 commodity futures eligible for inclusion in BCOM but five of those commodities (cocoa, lead, platinum, tin, and low sulphur gas oil) are currently not included in BCOM. With the exception of certain metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contracts for Brent crude oil and low sulphur gas oil, each of the commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index only includes WTI Crude Oil. BCOM uses a consistent, systematic process to represent the commodity markets using both liquidity data and US dollar-weighted production data in determining the weightings of included commodities. Liquidity data is the relative amount of trading activity for a particular commodity and U.S. dollar-weighted production data takes the figures for production in the overall commodities market for all commodities in BCOM and weights them in BCOM in the same proportion in U.S. dollar terms.

The values of BCOM and the Index are computed on the basis of hypothetical investments in the basket of commodities of which they are comprised.

The values of BCOM and the Index are rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Principal Risks of Investing in the Fund. On the Effective Date, the following risk factor will replace “Energy Sector Risk” under “Summary of Principal Risks of Investing in the Fund” on page 23 of the Prospectus:

Energy Sector Risk. Through its exposure to energy commodities, specifically crude oil, the Fund is subject to the risks of the energy sector and companies engaged in energy production and exploration. The energy sector and the price of energy commodity futures may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. In addition, companies in the energy sector and the price of energy commodity futures may be impacted by economic conditions, technological developments, competition from alternative energy sources, and potential civil liabilities, such as environmental damage claims.

●

Risks Specific to the Crude Oil Markets. The price of crude oil depends largely upon the supply and demand for oil. In particular, the demand for oil may be driven by governments or large institutions. Other factors that may significantly impact the price of crude oil include technological innovations related to extraction, refining and processing, storage costs, government regulation, social unrest or political upheaval in oil producing countries, and crude oil hedging activity by crude oil producers.

Additional Information About the Fund’s Investment Strategy. On the Effective Date, the second sentence of the seventh paragraph under “Additional Information About Each Fund’s Investment Strategy” on page 26 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in futures contracts and other securities in an amount that provides investment exposure to energy commodities. Under normal circumstances, the Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in futures contracts and other securities in an amount that provides investment exposure to oil.

Additional Principal Risk Information About the Fund. On the Effective Date, the following risk factor will be added as a subsection of the “Energy Sector Risk” under “Additional Principal Risk Information About the Funds” on page 30 of the Prospectus:

Risks Specific to the Crude Oil Markets. Through its exposure to oil commodities, the Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF is subject to the risks of the crude oil markets. The price of crude oil and, in turn, Oil Instruments owned by the Fund, may be significantly affected by, but not limited to, the following factors:

●

Significant fluctuations in the supply of and demand for crude oil. Natural factors, including environmental and climatological conditions, may contribute to the depletion of known cost-effective sources for crude oil and/or a decrease in the global demand for crude oil. In particular, severe weather may impact the ability of oil companies to produce, refine or distribute crude oil. Technological innovations may also significantly impact the global supply and demand for oil through either the development of new and improved extraction, refining and processing equipment and methods or energy substitutes for oil. Improvements in technology may also mitigate the likelihood that major refining and processing equipment, including refineries, will fail or become unavailable, which, in turn, impacts the crude oil supply.

●

Significant changes in the attitude of market participants, such as speculators and investors, toward crude oil could cause worldwide crude oil prices to change, which could have a corresponding positive or negative impact on the price of the Fund’s shares.

●

Large purchases or sales of crude oil by governments and large institutions that have large commodities holdings or may establish major commodities positions. For example, nations with centralized or nationalized oil production and organizations such as the Organization of Petroleum Exporting Countries (OPEC) control large physical quantities of crude oil and their decisions to purchase or sell large amounts of crude oil could change world prices and impact the price of the Fund’s shares.

●

Both peaceful political activity, such as the imposition of governmental regulations or the entry into trade treaties, and political disruptions caused by war, social unrest, societal breakdown, and/or insurrection may greatly impact crude oil prices.

●

Significant fluctuations in crude oil hedging activity by crude oil producers could cause a change in world crude oil prices, which, in turn, could impact the price of the Fund’s shares.

Please retain this supplement for future reference.